Weighted Average Shares Outstanding - Schedule of Basic and Diluted Common Shares Outstanding, Calculated on Weighted Average Basis (Details)	12 Months Ended
	Dec. 31, 2020 option shares	Dec. 31, 2019 option shares
Earnings per share [abstract]
Basic shares outstanding (in shares)	111,553,711	111,550,424
Share options (dilutive effect) (in shares)	395,594	0
Diluted shares (in shares)	111,949,305	111,550,424
Number of dilutive options | option	2,123,800	107,168